Expense Example, No Redemption {- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-14 - Fidelity Advisor® Overseas Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Overseas Fund-Class A
Expense Example, No Redemption:
1 Year	$ 706
3 Years	981
5 Years	1,277
10 Years	2,116
Fidelity Advisor Overseas Fund-Class M
Expense Example, No Redemption:
1 Year	504
3 Years	828
5 Years	1,175
10 Years	2,152
Fidelity Advisor Overseas Fund-Class C
Expense Example, No Redemption:
1 Year	219
3 Years	676
5 Years	1,159
10 Years	2,290
Fidelity Advisor Overseas Fund-Class I
Expense Example, No Redemption:
1 Year	110
3 Years	343
5 Years	595
10 Years	1,317
Fidelity Advisor Overseas Fund-Class Z
Expense Example, No Redemption:
1 Year	96
3 Years	300
5 Years	520
10 Years	$ 1,155